Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Property and equipment, net

7.         Property and equipment, net

Property and equipment consisted of the following:

	December 31,	December 31,
	2018	2019
	US$	US$
Finance lease right-of-use asset -Corporate aircraft	37,494,502	36,887,168
Vehicles	5,109,037	5,069,515
Furniture and fixtures	12,580,384	10,523,537
Office buildings	10,994,284	21,842,187
Total	66,178,207	74,322,407
Accumulated depreciation	(28,063,724)	(31,318,028)
Property and equipment, net	38,114,483	43,004,379

On October 23, 2012, the Group acquired a corporate aircraft under a finance lease. The lease has an eight-year term and expires on September 15, 2021 with 32 quarterly lease payments of US$1,426,000. A deposit in the amount of US$6.7 million may be used as full and final payment to Minsheng to purchase the corporate aircraft.

Depreciation expense for property and equipment for the year ended December 31, 2019 amounted to US$5,904,454(2017: US$5,350,256; 2018: US$4,908,299) which includes amortization expense related to the corporate aircraft capital lease amounting to US$ 2,336,187 (2017: US$2,613,008; 2018:  US$2,582,340).

Accumulated depreciation expense for property and equipment as of December 31, 2019 amounted to US$31,318,028 (2017: US$23,994,047; 2018: US$28,063,724) which includes accumulated amortization expense related to the corporate aircraft capital lease amounting to US$14,601,171  (2017: US$11,375,747; 2018:  US$13,238,949).